FINANCIAL INSTRUMENTS - Hedge accounting (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 USD ($) $ / ¥	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 ARS ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2017 USD ($)
SOFR hedges | Hedge one | IFC Loan
Hedge accounting
Principal residual nominal value							$ 60.0
Annual rate of interest						3.605%	3.605%
SOFR hedges | Hedge two | IFC Loan
Hedge accounting
Principal residual nominal value						$ 60
Annual rate of interest						3.912%	3.912%
SOFR hedges | Hedge three | IFC Loan
Hedge accounting
Principal residual nominal value							$ 64.5
Annual rate of interest						3.895%	3.895%
Cash flow hedges | LIBOR Hedges | IFC Loan
Hedge accounting
Principal residual nominal value								$ 400.0
Cash flow hedges | LIBOR Hedges | IIC Loan
Hedge accounting
Principal residual nominal value								100.0
Cash flow hedges | LIBOR Hedges | NDF
Hedge accounting
Principal residual nominal value								$ 440.0
Cash flow hedges | LIBOR Hedges | NDF | Minimum
Hedge accounting
Annual rate of interest								2.085%
Cash flow hedges | LIBOR Hedges | NDF | Maximum
Hedge accounting
Annual rate of interest								2.4525%
Cash flow hedges | Exchange Rate Hedges | NDF
Hedge accounting
Principal residual nominal value	$ 262.0	$ 262.0	$ 473.0	$ 477.0	¥ 15
Average exchange rate as a result of hedge	166.1	27.8	102.49	87.54